Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net earnings	$ 156,300	$ 55,736	$ 273,229	$ 101,257
Adjustments for the following items:
Depletion	16,335	20,677	36,477	41,226
Non-cash cost of sales from prepaid gold interests and other	16,484	3,536	26,479	9,179
Amortization	67	86	133	172
Impairment reversal	0	(2,500)	0	(2,500)
Gain on disposal of mineral interests	(79,459)	0	(79,459)	0
Decrease (increase) in fair value of investments, prepaid gold interests and other	6,071	(6,916)	(26,062)	(12,533)
Stock-based compensation	(1,316)	5,121	785	8,580
Income tax expense	1,090	4,584	14,443	8,585
Income taxes paid, net	(4,249)	(4,544)	(8,123)	(6,514)
Finance and other costs, net	1,865	901	2,085	1,502
Operating cash flow before working capital	113,188	76,681	239,987	148,954
Change in working capital	(1,940)	(567)	(15,408)	(6,985)
Operating cash flow	111,248	76,114	224,579	141,969
Investing activities
Acquisition of mineral interests	(441,349)	(4,000)	(471,056)	(67,511)
Proceeds on sale of investments	0	1,488	4,040	1,488
Recovery of loan receivables	0	2,500	0	2,500
Acquisition of investments	0	0	(1,599)	0
Net cash used in investing activities	(441,349)	(12)	(468,615)	(63,523)
Financing activities
Proceeds from issuance of debt	355,000	0	355,000	20,000
Repayments of debt	(120,000)	0	(120,000)	(20,000)
Proceeds from exercise of stock options	0	146	505	146
Normal course issuer bid ("NCIB") purchase of common shares	(20,001)	0	(21,002)	(8,018)
Dividends paid	(11,845)	(11,046)	(23,725)	(22,091)
Repayments and interest on lease obligation	(130)	(113)	(263)	(221)
Payment of interest and other	(500)	(479)	(1,008)	(1,143)
Debt issue costs	(1,477)	(1,633)	(1,477)	(1,633)
Net cash provided by (used in) financing activities	201,047	(13,125)	188,030	(32,960)
Effect of exchange rate changes on cash and cash equivalents	(65)	36	(78)	39
Increase (decrease) in cash and cash equivalents during the period	(129,119)	63,013	(56,084)	45,525
Cash and cash equivalents at beginning of the period	144,319	18,757	71,284	36,245
Cash and cash equivalents at end of the period	$ 15,200	$ 81,770	$ 15,200	$ 81,770